JPMorgan Investor Growth Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
BLOOMBERG US INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	0.68%	2.06%
MSCI EAFE INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
LIPPER MIXED-ASSET TARGET ALLOCATION AGGRESSIVE GROWTH FUNDS INDEX(Reflects No Deduction for Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	9.24%	10.30%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.36%	8.58%	10.47%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.36%	7.35%	8.88%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.24%	6.44%	8.06%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.95%	9.00%	10.50%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	16.85%	9.83%	11.25%